Related parties	3 Months Ended
Mar. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]
11 RELATED PARTIES
The Company's commercial and financial transactions with the controlling shareholder and Companies owned by the controlling shareholder Suzano Holding S.A. ("Suzano Group") were carried out at specific prices and conditions, as well as the corporate governance practices adopted by the Company, and those recommended and/or required by the applicable legislation.
The transactions refers mainly to:
Assets: (i) accounts receivable from the sale of pulp, paper, tissue and other products; (ii) dividends receivable; (iii) reimbursement for expenses; and (iv) social services;
Liabilities: (i) loan agreements;(ii) reimbursement for expenses; (iii) social services; (iv) real estate consulting; and (v) dividends payable.
Amounts in the statements of income: (i) sale of pulp, paper, tissue and other products; (ii) loan charges and exchange variation; (iii) social services and (viii) real estate consulting.
For the three-month period ended March 31, 2025, there were no material changes in the terms of the agreements, deals and transactions entered into, nor were there any new contracts, agreements or transactions of any different nature entered into between the Company and its related parties.
11.1 Balances recognized in assets and liabilities and amounts of transactions during the period

	Assets		Liabilities		Sales (purchases), net
	03/31/2025	12/31/2024	03/31/2025	12/31/2024	03/31/2025	03/31/2024
Transactions with majority shareholders
Suzano Holding S.A.		4	(21)	(630,387)	12	13
Controller				(336,205)
Management and related persons				(55,627)
Alden Fundo de Investimento em Ações				(52,764)
		4	(21)	(1,074,983)	12	13

Transactions with companies of the Suzano Group and other related parties
Management (expect compensation – Note 11.2)	68	61			117	143
Bexma Participações Ltda					1	1
Bizma Investimentos Ltda.						1
Naman Capital Ltda	1				1
Civelec Participações Ltda	3,860	3,860
Fundação Arymax						1
Ibema Companhia Brasileira de Papel (1)	79,826	83,343	(2,325)	(1,413)	49,430	40,934
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	22	21			(1,472)	(1,620)
IPLF Holding S.A.		1			2	1
Mabex Representações e Participações Ltda.			(624)	(23)	(600)	(34)
Nemonorte Imóveis e Participações Ltda			(15)		(45)	(44)
Woodspin Oy	176	203			182	173
	83,953	87,489	(2,964)	(1,436)	47,616	39,556
	83,953	87,493	(2,985)	(1,076,419)	47,628	39,569

Assets
Trade accounts receivable (Note 7)	80,006	83,545
Other assets	3,947	3,948
Liabilities
Trade accounts payable (Note 17)			(2,985)	(1,457)
Dividends and interest on own capital payable				(1,074,962)
	83,953	87,493	(2,985)	(1,076,419)

(1)Refers mainly to the sale of pulp.
11.2 Management compensation
Expenses related to the compensation of key management personnel, which include the Board of Directors, Fiscal Council and Board of Statutory Executive Officers, recognized in the statement of income for the period, are set out below:

	03/31/2025	03/31/2024
Short-term benefits
Salary or compensation	23,280	13,065
Direct and indirect benefits	328	771
Bonus	4,499	2,912
	28,107	16,748
Long-term benefits
Share-based compensation plan	49,415	14,261
	49,415	14,261
	77,522	31,009
Short-term benefits include fixed compensation (salaries and fees, vacation pay, mandatory bonus and “13th month’s salary” bonus), payroll charges (Company’s share of contributions to social security – “INSS”) and variable compensation such as profit sharing, bonuses and benefits (company car, health plan, meal voucher, market voucher, life insurance and private pension plan).
Long-term benefits include the stock option plan and phantom shares for executives and key members of Management, in accordance with the specific regulations disclosed in Note 22.1.